Note 5 - Related Party Transactions (Details Textual) $ in Thousands, ¥ in Millions	1 Months Ended		3 Months Ended
	Feb. 28, 2020 USD ($)	Feb. 28, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Dalian Wanchun Biotechnology Co., Ltd. [Member]
Proceeds from Short-term Debt, Total	$ 14	¥ 0.1	$ 29	¥ 0.2